Document and Entity Information	Oct. 20, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	AFC GAMMA, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39995
Entity Tax Identification Number	85-1807125
Entity Address, Address Line One	525 Okeechobee Blvd.
Entity Address, Address Line Two	Suite 1770
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	510-2390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001822523
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AFCG
Security Exchange Name	NASDAQ